PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 15

PGIM High Yield Fund

PGIM Short Duration High Yield Income Fund

(each a "Fund" and collectively the "Funds")

Supplement dated March 17, 2022

to the Funds' Currently Effective Statement of Additional Information

You should read this Supplement in conjunction with the Funds' Statement of Additional Information (SAI) and retain it for future reference.

Effective April 1st, 2022, Mr. Michael Gormally is added as portfolio manager to each Fund and Mr. Brian Barnhurst is removed as portfolio manager from each Fund.

To reflect these changes, the Funds' SAI is hereby revised as follows effective April 1st, 2022:

1.All references to Mr. Barnhurst are hereby removed from the Funds' SAI.

2.The table in the section of the Funds' SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Information About Other Accounts Managed" is hereby revised by adding the following information pertaining to Mr. Gormally:

Fund	Subadviser	Portfolio	Registered	Other Pooled	Other Accounts/
		Managers	Investment	Investment	Total Assets
			Companies/Total	Vehicles/ Total
			Assets	Assets
	PGIM Fixed		11/$10,240,192,902	12/$9,116,643,892	38/$14,792,734,358
				1/$128,906,180	4/$1,210,438,518
PGIM High	Income/PGIM	Michael

Yield Fund	Limited	Gormally
PGIM Short			11/ $28,926,106,926	12/$9,116,643,892	38/$14,792,734,358
Duration High				1/$128,906,180	4/$1,210,438,518
Yield Income	PGIM Fixed	Michael
Fund	Income	Gormally

3.The table in the section of the Funds' SAI entitled "Management & Advisory Arrangements - The Fund's Portfolio Managers: Personal Investments and Financial Interests" is hereby revised by adding the following information pertaining to Mr. Gormally:

Personal Investments and Financial Interests of the Portfolio Managers

Subadviser	Portfolio Managers	Investments and Other Financial
Interests
in the Funds and Similar
Strategies*
PGIM Fixed Income	Michael Gormally**	$50,001 - $100,000

*"Investments and Other Financial Interests in the Funds and Similar Strategies" include direct investment in the Funds and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and mandates that are similar to those of the Funds. "Other financial interests" are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Funds. "Other Investment Accounts" in similar strategies include other PGIM mutual funds, insurance company separate accounts, and collective and commingled trusts.

The dollar range of Michael Gormally's direct investment in the Funds as of January 31, 2022 is as follows: $0. **Information is as of January 31, 2022.

LR1400